BALANCE SHEETS - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets:
Cash	$ 52,269	$ 259,228
Total Current Assets	51,548,430	51,280,943
TOTAL ASSETS	51,548,430	51,280,943
Current Liabilities:
Accounts payable	454,023	103,175
Total current liabilities	2,005,347	1,654,216
Long Term Liabilities:
TOTAL LIABILITIES	2,005,347	1,654,216
Stockholders' Deficit:
Common stock, $0.0001 par value, 500,000,000 shares authorized, 31,617,920 issued as of June 30, 2022 and December 31, 2021, and 31,617,920 and 31,576,253 outstanding as of June 30, 2022 and December 31, 2021, respectively	151	151
Additional paid-in capital
Accumulated deficit	(1,884,173)	(1,285,384)
Total stockholders’ deficit	(1,884,022)	(1,285,233)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	51,548,430	51,280,943
Varian Biopharmaceuticals [Member]
Current Assets:
Cash	62,204	4,554	2,038
Prepaid expenses	28,669	17,563
Deferred issuance costs	1,224,409
Total Current Assets	1,315,282	22,117	2,038
TOTAL ASSETS	1,315,282	22,117	2,038
Current Liabilities:
Accounts payable	811,857	87,227	415,335
Accrued expenses - related parties	180,000	170,000	60,000
Accrued expenses - other	647,151	441,744	117,500
Bridge notes - related parties	1,387,278
Bridge notes - other	1,842,661
Loans from related parties, current		21,396	21,396
Total current liabilities	4,868,947	720,367	614,231
Long Term Liabilities:
Loans from related parties, net of current		526,511
Total Long Term Liabilities		526,511
TOTAL LIABILITIES	4,868,947	1,246,878	614,231
Stockholders' Deficit:
Common stock, $0.0001 par value, 500,000,000 shares authorized, 31,617,920 issued as of June 30, 2022 and December 31, 2021, and 31,617,920 and 31,576,253 outstanding as of June 30, 2022 and December 31, 2021, respectively	3,162	3,158	3,000
Additional paid-in capital	864,265	864,265
Accumulated deficit	(4,421,092)	(2,092,184)	(615,193)
Total stockholders’ deficit	(3,553,665)	(1,224,761)	(612,193)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 1,315,282	$ 22,117	$ 2,038